March 5, 1998


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

Re: Certification under Rule 497(j) - The AAL Variable Product Series Fund, Inc. File No. 33-82056, File No. 811-8662

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 6 To the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically February 27, 1998.

Please direct any comments or questions  concerning this certification to Joseph
F. Wreschnig, Esq. At (920) 734-5721 extension 3503.

/s/ Joseph F. Wreschnig

Joseph F. Wreschnig
Assistant Secretary,
The AAL Variable Product Series Fund, Inc.